Please file this Prospectus Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Supplement dated January 5, 2010, to the Prospectuses dated October 1, 2009, as previously supplemented on December 11, 2009.

Effective immediately, Lynne A. Royer no longer serves as a Portfolio Manager for the Wells Fargo Advantage Total Return Bond Fund.  The Wells Fargo Advantage Total Return Bond Fund continues to be managed by Troy Ludgoodand Thomas M. O’Connor, CFA, on behalf of Wells Capital Management Incorporated. All references to Lynne A. Royer in the above referenced Prospectuses are hereby deleted.

IFAM010/P1003SP

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Supplement dated January 5, 2010, to the Statement of Additional Information dated October 1, 2009, as previously supplemented on December 1, 2009 and December 11, 2009.

Effective immediately, Lynne A. Royer no longer serves as a Portfolio Manager for the Wells Fargo Advantage Total Return Bond Fund. The Wells Fargo Advantage Total Return Bond Fund continues to be managed by Troy Ludgood and Thomas M. O’Connor, CFA, on behalf of Wells Capital Management Incorporated. All references to Lynne A. Royer in the above referenced Statement of Additional Information are hereby deleted.